INCOME TAXES - Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Unrecognized Tax Benefits [Roll Forward]
Balance at January 1, 2024	$ 0
Additions based on tax positions related to 2024	25,078
Additions for tax positions of prior years	411,876
Balance as of December 31, 2024	$ 436,954